Other expenses and financial costs (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Other Expenses and Financial Costs

	Consolidated Group
	2022 A$	2021 A$	2020 A$
Other expenses
Travel & related expenses	(118,292)	(7,558)	(56,290)
Legal expenses	-	(93,801)	(249,316)
Insurance expenses	(68,167)	(59,685)	(60,733)
Business expenses	(24,204)	(4,958)	(31,531)
Foreign exchange gain	(34,416)	33,487	(9,747)
Share based payment	-	-	(30,800)
Total other expenses	(245,079)	(132,515)	(438,417)

Finance costs
Implied interest expense related to convertible notes	(666,534)	-	-
Interest expense	(68,271)	(40,106)	(86,127)
Bank charges	(9,182)	(8,155)	(8,060)
Merchant facility fees	(4,203)	(10,652)	(14,284)
Total finance costs	(748,190)	(58,913)	(108,471)